Derivative Financial Instruments	12 Months Ended
Dec. 31, 2022
Derivative Financial Instruments
Derivative Financial Instruments
11. Derivative Financial Instruments
As discussed in Note 2, Change in
carve-out
methodology section, derivative financial instrument previously carved-out
was not contributed to Eve. Additionally, until December 31, 2022, Eve has not contracted any derivative financial instrument for hedge purposes.
During the second quarter of 2022, Eve started consolidating Zanite’s assets and liabilities which includes derivative financial instruments related to the Private Placement Warrants. As of December 31, 2022, the fair value of derivative financial instrument, which were exclusively Private Placement Warrants, was recognized as a liability in the amount of U.S.$3,562,500.
As of December 31, 2021, Eve had the right, through the purchased put options, to sell U.S.$1,745,687, the total notional outstanding, with an exercise price of R$5.2000 which was equivalent of R$9,077,572. Conversely,

Eve had the obligation if exercised, through the sold call options, to sell U.S.$1,745,687 at the weighted average exercise price of R$6.1256 which was equivalent to R$10,693,380. Changes in the fair value of zero-cost
collar designated as hedging instruments that effectively offset the variability of cash flows associated with foreign exchange rate fluctuation are reported in AOCI. These amounts subsequently were reclassified into the line item in our audited consolidated statement of income in which the hedged items were recorded in the same period the hedged items affect earnings.
As of December 31, 2021, the fair value of derivative financial instruments was recognized as a liability in the amount of U.S.$32,226.
The effect of derivative instruments on the statements of income as shown per the table below:

Derivatives in cash flow hedging relationships	Amount of gain (or loss) recognized in OCI on derivative (effective portion)	Location of gain (or loss) reclassified from AOCI into income (effective portion)	Amount of gain (or loss) reclassified from AOCI into income (effective portion)
For the Year Ended December 31, 2022
Zero-cost collar	$—	General and administrative	$—
For The Year December 31, 2021
Zero-cost collar	$(77,664)	General and administrative	$—
For The Year December 31, 2020
Zero-cost collar	$46,012	General and administrative	$—